February 16, 2018

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverPark Floating Rate CMBS Fund (the “Trust”) SEC File Nos. 333-212467 and 811-23168

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the RiverPark Floating Rate CMBS Fund (the “Trust”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act is not different from that contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-2 constituting the most recent amendment to the Trust’s Registration Statement on Form N-2; and (ii) the text of Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on December 11, 2017, with an effective date of December 11, 2017.

Questions may be directed to Courtney Schrenko at (212) 885-5234 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Courtney B. Schrenko
Courtney B. Schrenko

The Chrysler Building 405 Lexington Avenue New York, NY 10174-0208

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